Finance income and expenses - Summary of Finance Income and Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Interest income	$ 2,144,000	$ 1,774,000	$ 119,000
Net foreign exchange difference	13,112,000	12,661,000	396,000
Total finance income	15,256,000	14,435,000	515,000
Interest expenses—loan from credit institutions	(5,784,000)	(8,623,000)	(5,627,000)
Interest expenses—lease liabilities	(8,144,000)	(5,026,000)	(1,462,000)
Interest expenses—shareholder loans		(5,256,000)	(7,343,000)
Fair value changes derivatives	(287,000)	(16,000)	976,000
Fair value changes short-term investments	(1,821,000)	(222,000)
Other financial expenses	(629,000)	(518,000)	(478,000)
Borrowing costs capitalized	0	3,921,000	2,562,000
Total finance expenses	$ (16,665,000)	$ (15,740,000)	$ (11,372,000)